JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

April 6, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)

Multi-Index 2065 Lifetime Portfolio
Multi-Index 2060 Lifetime Portfolio
Multi-Index 2055 Lifetime Portfolio
Multi-Index 2050 Lifetime Portfolio
Multi-Index 2045 Lifetime Portfolio
Multi-Index 2040 Lifetime Portfolio
Multi-Index 2035 Lifetime Portfolio
Multi-Index 2030 Lifetime Portfolio
Multi-Index 2025 Lifetime Portfolio
Multi-Index 2020 Lifetime Portfolio
Multi-Index 2015 Lifetime Portfolio
Multi-Index 2010 Lifetime Portfolio (the “Multi-Index Lifetime Portfolios”)
Multi-Index 2065 Preservation Portfolio
Multi-Index 2060 Preservation Portfolio
Multi-Index 2055 Preservation Portfolio
Multi-Index 2050 Preservation Portfolio
Multi-Index 2045 Preservation Portfolio
Multi-Index 2040 Preservation Portfolio
Multi-Index 2035 Preservation Portfolio
Multi-Index 2030 Preservation Portfolio
Multi-Index 2025 Preservation Portfolio
Multi-Index Income Preservation Portfolio (the “Multi-Index Preservation Portfolios”)

File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 238 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 240 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register Class A shares for the Multi-Index Lifetime Portfolios and Class A and Class I shares for the Multi-Index Preservation Portfolios.

If you have any questions, please call the undersigned at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary